Debt and Lease Liabilities - Maturities of Debt (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Aug. 31, 2023 USD ($)
Maturity analysis for non-derivative financial liabilities
Principal amount of long-term credit agreement	$ 3,657,968	$ 104,214,190		$ 300,000
Unamortized Finance Costs		1,259,017	$ (1,278,374)
2025
Maturity analysis for non-derivative financial liabilities
Principal amount of long-term credit agreement		4,579,474
Unamortized Finance Costs		22,524
2026
Maturity analysis for non-derivative financial liabilities
Principal amount of long-term credit agreement		6,978,669
Unamortized Finance Costs		5,147
2027
Maturity analysis for non-derivative financial liabilities
Principal amount of long-term credit agreement		4,500,000
Unamortized Finance Costs		8,825
2028
Maturity analysis for non-derivative financial liabilities
Principal amount of long-term credit agreement		10,000,000
Unamortized Finance Costs		71,802
Thereafter
Maturity analysis for non-derivative financial liabilities
Principal amount of long-term credit agreement		78,156,047
Unamortized Finance Costs		$ 1,150,719